Current Maturities of Non-Current Liabilities	12 Months Ended
Dec. 31, 2017
Current Maturities of Non-Current Liabilities [Abstract]
CURRENT MATURITIES OF NON-CURRENT LIABILITIES
NOTE 16:-	CURRENT MATURITIES OF NON-CURRENT LIABILITIES

Composition

		December 31
	Refer to	2017	2016
	Note	NIS in millions
Current maturities of debentures	19	1,265	2,047
Current maturities of debentures fully redeemed *)	19	-	321
Current maturities of convertible debentures	20	-	296
Current maturities of interest bearing non-current liabilities	21	50	379
		1,315	3,043

*)	On December 31, 2016 there was the date of final redemption of debentures (series B and F) of the Company. The debentures were fully redeemed in January 2017, since the redemption date fell on a non-business day, therefore the actual payment accrued on the first business date afterward.